Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense And Other Assets [Abstract]
Schedule of Prepayments and Other Current Assets
(In thousands)	December 31, 2019	December 31, 2020
Prepayments	1,663	5,119
Deposits	2,323	2,344
Export tax receivable	1,457	507
VAT recoverable	320	118
Deferred offering cost	964	—
Others	1,101	1,505
Total of prepayments and other assets	7,828	9,593

Schedule of Prepayments and Other Assets
(In thousands)	December 31, 2019	December 31, 2020
Current	7,828	7,477
Non-current	—	2,116
Total of prepayments and other assets	7,828	9,593